Consolidated Balance Sheet	Dec. 31, 2019 USD ($)
Current liabilities
Amounts due to a related party	$ 5,142
Total current liabilities	5,142
Total liabilities	5,142
Shareholder's deficit
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, and 1 share issued and outstanding as of December 31, 2019)		[1]
Subscriptions receivable		[1]
Accumulated deficit	(5,142)
Total shareholder's deficit	(5,142)
Commitments and contingencies
Total liabilities and shareholder's deficit

[1]	The balance represents an amount less than US$1.